INCOME TAXES - Current and deferred components of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current and deferred components of the income tax expense
Current tax	¥ 26,735		¥ 42,758	¥ 245,397
Deferred tax			495,564	(419,994)
Total	¥ 26,735	$ 4,195	¥ 538,322	¥ (174,597)